LONG TERM CONVERTIBLE DEBT (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Jun. 30, 2012	Dec. 19, 2007 USD ($)	Dec. 31, 2012 July 2012 [Member]		Jul. 31, 2012 Libertyview Special Opportunities Fund L P [Member]	Dec. 31, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)	Jul. 18, 2012 Libertyview Special Opportunities Fund L P [Member] USD ($)
Amortization of Debt Discount (Premium)	$ 15	$ 15
Debt Instrument, Interest Rate, Stated Percentage									7.50%
Debt Instrument, Maturity Date									Aug. 03, 2013
Debt Instrument, Convertible, Conversion Price			5		$ 1.65				$ 11.025
Long-term convertible debt (Note 10)	0	502
Forgiven Convertible Debt										210
Convertible Debt Payable										270
Convertible Debt Repayment Description								12 equal monthly installments starting July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time into the Company's Ordinary Shares, par value NIS 5.0 per share ("Ordinary Shares") at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven and will cease to be outstanding, and the entirety of original debt will be considered indefeasibly paid for all intents and purposes.	12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.
Warrants for Ordinary Shares						60,000	[1]			60,000
Exercisable through						July 12, 2015	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.8
Long Term Repaid Amount	$ 135

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.